UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                    Oppenheimer Rochester Ohio Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
MUNICIPAL BONDS AND NOTES--135.9%
OHIO--99.2%
$    40,000   Adams County, OH Valley Local School
                 District(1)                                     5.250%    12/01/2021   $     40,002
     15,000   Akron, OH Bath Copley Joint Township Hospital
                 District (Summa Health System)(1)               5.375     11/15/2018         14,037
     35,000   Ashland County, OH Health Care Facilities
                 (Good Shepherd Home for the Aged)(1)            6.050     12/15/2019         26,793
     10,000   Athens County, OH Community Mental Health
                 (Kevin Coleman Foundation/Mahoning County
                 Chemical Obligated Group)(1)                    6.000     03/01/2013         10,049
     10,000   Auglaize County, OH (Lake Pleasant Central
                 School)(1)                                      7.000     12/01/2011         10,045
    100,000   Blue Ash, OH Tax Increment Financing (Duke
                 Realty)(1)                                      5.000     12/01/2035         71,166
  2,300,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                             5.125     06/01/2024      1,535,664
  7,000,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                             5.875     06/01/2047      3,957,100
  5,000,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(1)                             6.500     06/01/2047      3,001,250
 53,300,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)                                7.501(2)  06/01/2052        499,954
  2,980,000   Centerville, OH Health Care (Bethany Lutheran
                 Village)(1)                                     5.750     11/01/2022      2,058,524
     60,000   Clermont County, OH Hospital Facilities (Mercy
                 Health System)(1)                               5.625     09/01/2021         52,489
    155,000   Cleveland, OH Airport (Continental Airlines)(1)    5.375     09/15/2027         72,997
    275,000   Cleveland, OH Airport (Continental Airlines)(1)    5.700     12/01/2019        146,212
    395,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
                 (Ambleside Apartments)(1)                       7.000     06/01/2018        359,462
    150,000   Cleveland-Cuyahoga County, OH Port Authority
                 (Perrysburg)(1)                                 4.800     11/15/2035         86,508
    150,000   Cleveland-Cuyahoga County, OH Port Authority
                 (Port Cleveland)(1)                             5.750     05/15/2020        117,383
    360,000   Cleveland-Cuyahoga County, OH Port Authority
                 (Port Cleveland)(1)                             5.800     05/15/2027        245,693
      5,000   Coldwater Village, OH School District(1)           5.350     12/01/2011          5,069
     20,000   Columbus, OH Regional Airport Authority(1)         5.000     11/20/2035         15,105
  1,250,000   Columbus-Franklin County, OH Finance
                 Authority, Series A(1)                          6.000     05/15/2035        913,463
    100,000   Cuyahoga County, OH Health Care Facilities
                 (Menorah Park Center for Senior Living)(1)      6.600     02/15/2018         83,208
     70,000   Cuyahoga County, OH Health Care Facilities
                 (Senior Living Bet Moshev Zekenim)(1)           6.700     08/15/2028         49,620
     25,000   Cuyahoga County, OH Health Care Facilities
                 (Senior Living Bet Moshev Zekenim)(1)           6.800     02/15/2035         17,057
     45,000   Cuyahoga County, OH Hospital (Cleveland
                 Clinic)(1)                                      5.125     01/01/2029         45,549
     35,000   Cuyahoga County, OH Hospital (Metro Health
                 System)(1)                                      5.125     02/15/2013         34,835


                  1 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$    25,000   Cuyahoga County, OH Hospital (Metro Health
                 System)(1)                                      5.125%    02/15/2015   $     24,410
     35,000   Cuyahoga County, OH Hospital (Metro Health
                 System)(1)                                      5.125     02/15/2017         32,957
    105,000   Cuyahoga County, OH Hospital (Metro Health
                 System)(1)                                      5.250     02/15/2019         95,259
     10,000   Cuyahoga County, OH Hospital (Metro Health
                 System)(1)                                      5.375     02/15/2012         10,004
    420,000   Cuyahoga County, OH Hospital (Metro Health
                 System)(1)                                      5.500     02/15/2027        344,459
     10,000   Cuyahoga County, OH Hospital (W.O. Walker
                 Center)(1)                                      5.000     01/01/2023          7,933
      5,000   Cuyahoga County, OH Hospital Facilities
                 (CSAHS-UHHS-Cuyahoga/Canton Obligated
                 Group)(1)                                       6.750     01/01/2010          5,094
  1,290,000   Cuyahoga County, OH Hospital Facilities
                 (CSAHS-UHHS-Cuyahoga/Canton Obligated
                 Group)(1)                                       7.500     01/01/2030      1,157,156
     55,000   Cuyahoga County, OH Hsg. (Rockefeller Park)(1)     5.750     01/20/2029         49,002
     60,000   Cuyahoga County, OH Mtg. (Osborn Apartments)(1)    5.350     05/20/2018         58,486
     50,000   Cuyahoga County, OH Multifamily (Livingston
                 Park)(1)                                        5.350     09/20/2027         43,237
     15,000   Cuyahoga County, OH Utility System (The
                 Medical Center Company)(1)                      5.800     08/15/2009         15,015
    260,000   Cuyahoga County, OH Utility System (The
                 Medical Center Company)(1)                      5.850     08/15/2010        260,114
    425,000   Dayton, OH Airport (James M. Cox)(1)               5.250     12/01/2023        353,864
     20,000   Dayton, OH Airport (James M. Cox)(1)               5.350     12/01/2032         15,460
     75,000   Dayton, OH Special Facilities (EAFC/EWA
                 Obligated Group)(1)                             5.625     02/01/2018         75,482
    100,000   Erie County, OH Hospital Facilities (Firelands
                 Regional Medical Center)(1)                     5.500     08/15/2022         86,837
    265,000   Fairfield County, OH Hospital Improvement
                 (Lancaster-Fairfield Community Hospital)(1)     5.500     06/15/2021        265,087
     25,000   Finneytown, OH Local School District(1)            5.800     12/01/2024         25,065
     10,000   Franklin County, OH Health Care Facilities
                 (Friendship Village of Columbus)(1)             5.250     08/15/2018          7,347
     55,000   Franklin County, OH Health Care Facilities
                 (Friendship Village of Columbus)(1)             5.375     08/15/2028         33,247
     15,000   Franklin County, OH Health Care Facilities
                 (Friendship Village of Columbus)(1)             5.375     08/15/2028          9,067
      5,000   Franklin County, OH Health Care Facilities
                 (Ohio Presbyterian Retirement Services)(1)      5.400     07/01/2010          4,867
     10,000   Franklin County, OH Health Care Facilities
                 (Ohio Presbyterian Retirement Services)(1)      5.500     07/01/2011          9,520
     15,000   Franklin County, OH Health Care Facilities
                 (Ohio Presbyterian Retirement Services)(1)      5.500     07/01/2017         11,946
     10,000   Franklin County, OH Industrial Devel. (FMC
                 Corp.)(1)                                       7.125     10/01/2009          9,870
     55,000   Franklin County, OH Mtg. (Briggs/Wedgewood
                 Assoc.)(1)                                      5.550     11/20/2017         54,632


                  2 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$    20,000   Franklin County, OH Mtg. (Briggs/Wedgewood
                 Assoc.)(1)                                      5.650%    11/20/2022   $     18,807
     55,000   Franklin County, OH Mtg. (Gateway Apartment
                 Homes)(1)                                       5.800     12/20/2028         49,928
    160,000   Franklin County, OH Mtg. (Villas at St.
                 Therese)(1)                                     5.500     07/01/2021        112,603
     25,000   Franklin County, OH Multifamily Hsg. (Hamilton
                 Creek)(1)                                       5.550     07/01/2024         22,589
     40,000   Franklin County, OH Revenue (New Lincoln
                 Lodge)(1)                                       6.850     02/01/2035         40,386
    225,000   Glenwillow Village, OH GO(1)                       5.875     12/01/2024        225,610
    192,500   Greene County, OH Economic Devel. (YMCA)(1)        6.000     12/01/2023        126,892
     55,000   Greene County, OH University Hsg. (Central
                 State University)(1)                            5.100     09/01/2035         30,753
     55,000   Greene County, OH University Hsg. (Central
                 State University)(1)                            5.375     09/01/2022         39,406
     35,000   Greene County, OH University Hsg. (Central
                 State University)(1)                            5.625     09/01/2032         21,710
  2,500,000   Grove City, OH Tax Increment Financing(1)          5.375     12/01/2031      1,417,750
     10,000   Hamilton County, OH Hospital Facilities
                 (Children's Hospital Medical Center)(1)         5.000     05/15/2013         10,003
     49,000   Heath City, OH School District(1)                  6.375     12/01/2027         42,344
  5,000,000   Hickory Chase, OH Community Authority
                 Infrastructure Improvement(1)                   7.000     12/01/2038      3,314,200
  1,775,000   Jeffrey Place, OH New Community Authority
                 (Jeffrey Place Redevel.)(1)                     5.000     12/01/2032        919,574
    500,000   Lake County, OH Hospital Facilities (Lake
                 Hospital System)(1)                             6.000     08/15/2043        377,430
     20,000   Lake County, OH Sewer District Improvements(1)     6.250     12/01/2014         20,077
      5,000   Lakewood, OH GO(1)                                 5.125     12/01/2017          5,063
     80,000   Lorain County, OH Elderly Hsg. Corp. (Harr
                 Plaza)(1)                                       6.375     07/15/2019         67,379
     10,000   Lorain County, OH Health Care Facilities
                 (Kendal at Oberlin)(1)                          5.250     02/01/2021          8,361
     20,000   Lorain County, OH Health Care Facilities
                 (Kendal at Oberlin)(1)                          5.375     02/01/2012         19,861
     10,000   Lorain County, OH Hospital (Catholic
                 Healthcare Partners)(1)                         5.375     10/01/2030          9,049
    535,000   Lorain County, OH Hospital (Catholic
                 Healthcare Partners)(1)                         5.500     09/01/2027        437,384
     20,000   Lorain County, OH Hospital (Catholic
                 Healthcare Partners)(1)                         5.625     09/01/2016         20,238
     15,000   Lorain County, OH Hospital (Catholic
                 Healthcare Partners)(1)                         5.625     09/01/2017         15,178
    210,000   Lorain County, OH Port Authority (Alumalloy
                 LLC)(1)                                         6.000     11/15/2025        134,849
     20,000   Lorain, OH GO(1)                                   5.650     12/01/2015         20,298
     10,000   Lucas County, OH Hospital (Toledo
                 Hospital/Flower Hospital/Promedica
                 Continuing Care Services Corp. Obligated
                 Group)(1)                                       5.375     11/15/2023          9,015
     80,000   Mahoning County, OH Hospital Facilities (Forum
                 Health Obligated Group)(1)                      5.000     11/15/2025         69,999


                  3 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$   480,000   Mahoning County, OH Hospital Facilities (Forum
                 Health/Trumbull Memorial Hositpal/Beeghly
                 Oaks(1)                                         6.000%    11/15/2032   $    297,907
  1,000,000   Maple Heights, OH City School District COP(1)      6.000     11/01/2028        819,260
    170,000   Marblehead, OH GO (Island View Waterline)(1)       5.250     12/01/2026        160,381
     55,000   Meigs County, OH Industrial Devel. Revenue
                 (Meigs Convalescent)(1)                         8.250     12/01/2016         55,108
     25,000   Miamisburg, OH (Municipal Golf Course)(1)          5.750     12/01/2014         25,077
     80,000   Montgomery County, OH Sewer (Greater
                 Moraine-Beaver Creek)(1)                        5.600     09/01/2011         80,353
    120,000   Muskingum County, OH Hospital Facilities
                 (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                 Obligated Group)(1)                             5.400     12/01/2016        114,658
    170,000   Muskingum County, OH Hospital Facilities
                 (FSCCHM)(1)                                     5.375     02/15/2012        170,003
    325,000   New Carlisle, OH (Twin Creek)(1)                   6.125     11/01/2026        321,669
     30,000   North Canton, OH Health Care Facilities
                 (Waterford at St. Luke)(1)                      5.800     11/15/2028         18,924
    700,000   OH Air Quality Devel. Authority (Fostoria
                 Ethanol)(1)                                     8.500     02/01/2020        549,535
     50,000   OH Air Quality Devel. Authority (Fostoria
                 Ethanol)(1)                                    10.000     02/01/2020         40,289
    450,000   OH Air Quality Devel. Authority (JMG
                 Funding)(1)                                     5.625     10/01/2022        406,733
    805,000   OH Air Quality Devel. Authority (JMG
                 Funding)(1)                                     5.625     01/01/2023        720,781
    700,000   OH Air Quality Devel. Authority (Marion
                 Ethanol)(1)                                     8.500     02/01/2020        549,535
      5,000   OH Capital Corp. for Hsg. (Section 8 Asst.
                 Hsg.)(1)                                        6.000     07/01/2015          5,005
    200,000   OH Economic Devel. (Astro Instrumentation)(1)      5.450     06/01/2022        187,724
     15,000   OH Economic Devel. (Ohio Enterprise Bond
                 Fund)(1)                                        5.150     12/01/2017         14,791
     35,000   OH Environmental Facilities (Ford Motor
                 Company)                                        5.950     09/01/2029          5,612
     65,000   OH Environmental Facilities (Ford Motor
                 Company)                                        6.150     06/01/2030         10,420
    180,000   OH Greater Cincinnati Elderly Hsg. Finance
                 Corp. (Cambridge Apartments)(1)                 6.600     08/01/2025        180,065
    240,000   OH HFA(1)                                          5.250     09/01/2030        211,855
  1,400,000   OH HFA (Michaelmas Apartments)(1)                  5.600     10/20/2042      1,197,070
     10,000   OH HFA (Oakleaf Village)(1)                        5.700     09/01/2026          9,717
     75,000   OH HFA (Residential Mtg.)(1)                       5.400     09/01/2029         63,797
     20,000   OH HFA (Wind River Apartments)(1)                  5.650     05/01/2032         17,305
     10,000   OH HFA, Series A-1(1)                              5.400     09/01/2029          8,506
    200,000   OH Pollution Control (General Motors Corp.)        5.625     03/01/2015         32,098
    850,000   OH Port Authority of Columbiana Solid Waste
                 (A&L Salvage)(3,4)                             14.500     07/01/2028        241,111
    100,000   OH Port Authority of Columbiana Solid Waste
                 (Liberty Waste Transportation)(1)               7.125     08/01/2025         74,661
  2,000,000   OH RiverSouth Authority (Lazarus Building
                 Redevel.)(1)                                    5.750     12/01/2027      1,271,760
     50,000   OH Sewage & Solid Waste Disposal (Anheuser
                 Busch)(1)                                       6.000     07/01/2035         36,167
    195,000   OH Solid Waste (General Motors Corp.)              6.300     12/01/2032         31,257
    600,000   OH Solid Waste Disposal (USG Corp.)(1)             5.600     08/01/2032        303,486
    950,000   OH Solid Waste Disposal (USG Corp.)(1)             5.650     03/01/2033        482,059


                  4 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$   215,000   OH Solid Waste Disposal (USG Corp.)(1)             6.050%    08/01/2034   $    114,924
    250,000   OH Western Reserve Port Authority Solid Waste
                 Facility (Central Waste)                        6.350     07/01/2027        170,740
    500,000   Orange Village, OH GO(1)                           5.500     12/01/2027        458,440
    390,000   Orange Village, OH GO (Chagrin)(1)                 5.250     12/01/2024        357,708
    320,000   Parma, OH GO(1)                                    5.000     12/01/2026        294,134
     50,000   Pike County, OH Hospital Facilities (Pike
                 Health Services)(1)                             6.750     07/01/2017         43,670
     15,000   Pleasant, OH Local School District(1)              5.100     12/01/2018         15,017
    225,000   Port of Greater Cincinnati, OH Devel.
                 Authority (Public Parking Infrastructure)(1)    6.400     02/15/2034        151,738
     10,000   Ravenna, OH GO(1)                                  6.300     02/01/2013         10,022
    500,000   Scioto County, OH Hospital (Southern Ohio
                 Medical Center)(1)                              5.750     02/15/2038        400,155
     20,000   Seven Hills, OH GO(1)                              6.250     12/01/2020         20,799
     15,000   Sheffield, OH GO(1)                                7.250     12/01/2011         15,009
      5,000   Springboro, OH Special Assessment(1)               6.250     12/01/2014          5,106
     25,000   Springboro, OH Special Assessment (Pioneer
                 Blvd.)(1)                                       6.350     12/01/2014         25,035
     15,000   Stark County, OH Health Care Facilities (Rose
                 Lane)(1)                                        5.400     07/20/2028         14,303
    940,000   Summit County, OH Port Authority(1)                6.500     05/15/2039        650,217
     35,000   Toledo, OH GO(1)                                   6.350     12/01/2025         33,087
     60,000   Toledo, OH Multifamily Hsg. (Commodore
                 Perry)(1)                                       5.400     12/01/2023         53,992
     95,000   Toledo, OH Multifamily Hsg. (Commodore
                 Perry)(1)                                       5.450     12/01/2028         81,389
      5,000   Toledo, OH Multifamily Hsg. (Hillcrest
                 Apartments)(1)                                  5.250     12/01/2018          4,766
    130,000   Toledo, OH Multifamily Hsg. (Hillcrest
                 Apartments)(1)                                  5.300     12/01/2028        109,260
    275,000   Toledo-Lucas County, OH Port Authority(1)          5.500     05/15/2020        200,164
  2,680,000   Toledo-Lucas County, OH Port Authority
                 (Crocker Park)(1)                               5.375     12/01/2035      1,836,899
    285,000   Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio)(1)                             5.125     11/15/2025        195,311
     50,000   Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio)(1)                             5.400     05/15/2019         38,076
    985,000   Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio)(1)                             6.000     11/15/2027        684,939
     50,000   Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio)(1)                             6.375     11/15/2032         34,469
    170,000   Toledo-Lucas County, OH Port Authority
                 (Preston)(1)                                    4.800     11/15/2035         99,156
  1,000,000   Toledo-Lucas County, OH Port Authority (Town
                 Square at Levis Commons)(1)                     5.400     11/01/2036        684,420
  1,120,000   Trumball County, OH Multifamily Hsg. (Royal
                 Mall Apartments)(1)                             5.000     05/20/2049        823,256
  3,000,000   Tuscarawas County, OH (Union Hospital
                 Assoc.)(1)                                      6.500     10/01/2021      2,929,890
  1,500,000   Warren County, OH Port Authority (Corridor 75
                 Park)(1)                                        7.500     12/01/2034      1,133,430
     10,000   Warren, OH Waterworks(1)                           5.000     11/01/2022          9,055
                                                                                        ------------
                                                                                          44,554,642


                  5 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
U.S. POSSESSIONS--36.7%
$   250,000   Northern Mariana Islands Commonwealth, Series
                 A(1)                                            5.000%    06/01/2030   $    143,223
  2,700,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2044      2,167,722
  4,000,000   Puerto Rico Electric Power Authority, Series
                 UU(5)                                           3.301(6)  07/01/2031      1,876,025
     25,000   Puerto Rico HFC(1)                                 5.100     12/01/2018         24,625
     90,000   Puerto Rico IMEPCF (American Airlines)             6.450     12/01/2025         39,822
    250,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       5.600     10/01/2014        220,225
    765,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.250     10/01/2024        546,516
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.500     10/01/2037      1,407,701
  1,580,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                  5.375     02/01/2019      1,239,415
     20,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)    6.250     07/01/2016         20,005
     10,000   Puerto Rico ITEMECF (Mennonite General
                 Hospital)(1)                                    6.500     07/01/2012          9,021
     75,000   Puerto Rico ITEMECF (San Lucas & Cristo
                 Redentor Hospitals)(1)                          5.750     06/01/2029         43,076
  2,085,000   Puerto Rico Port Authority (American
                 Airlines), Series A                             6.250     06/01/2026        922,712
     35,000   Puerto Rico Port Authority, Series D(1)            7.000     07/01/2014         35,029
     15,000   Puerto Rico Public Buildings Authority(1)          5.125     07/01/2024         11,779
 11,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(7)                                            3.069(6)  08/01/2057      5,555,000
     15,000   University of V.I., Series A(1)                    6.000     12/01/2019         12,399
  2,000,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                    4.700     07/01/2022      1,173,840
    335,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                    6.125     07/01/2022        232,611
    500,000   V.I. Public Finance Authority, Series A(1)         5.625     10/01/2025        389,660
     50,000   V.I. Water & Power Authority(1)                    5.300     07/01/2021         38,483
    500,000   V.I. Water & Power Authority, Series A(1)          5.000     07/01/2031        395,835
                                                                                        ------------
                                                                                          16,504,724
TOTAL INVESTMENTS, AT VALUE (COST $92,018,970)-135.9%                                     61,059,366
LIABILITIES IN EXCESS OF OTHER ASSETS-(35.9)                                             (16,136,087)
                                                                                        ------------
NET ASSETS-100.0%                                                                       $ 44,923,279
                                                                                        ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Non-income producing security.

(4.) Issue is in default. See accompanying Notes.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $5,555,000, which represents 12.37% of the Fund's net assets. See accompanying Notes.


                  6 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $        --          $--
Level 2--Other Significant Observable Inputs      61,059,366           --
Level 3--Significant Unobservable Inputs                  --           --
                                                 -----------          ---
   Total                                         $61,059,366          $--
                                                 ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
COP       Certificates of Participation
CSAHS     The Sisters of Charity of St. Augustine Health System
EAFC      Emery Air Freight Corp.
EWA       Emery Worldwide Airlines
FMC       Flagstaff Medical Center
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry.
GO        General Obligation
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PP        Professionals PRN, Inc.
ROLs      Residual Option Longs
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
UHHS      University Hospitals Health System
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.


                  7 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.


                  8 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,338,576 as of December 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2008, municipal bond holdings with a value of $1,876,025 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,876,025 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                   COUPON    MATURITY
PRINCIPAL AMOUNT   INVERSE FLOATER(1)                             RATE (2)     DATE       VALUE
----------------   --------------------------------------------   --------   --------   ---------
$1,145,000         Puerto Rico Electric Power Authority ROLs(3)    0.426%     7/1/31    $(978,975)

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 7 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $2,855,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $241,111, representing 0.54% of the Fund's net assets, were in default.


                  9 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1252% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1252%. Details of the borrowings for the period ended December 31, 2008 are as follows:

Average Daily Loan Balance    $11,123,636
Average Daily Interest Rate         2.993%
Fees Paid                     $   252,341
Interest Paid                 $   258,614

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                 10 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Federal tax cost of securities   $ 92,138,719
                                 ============
Gross unrealized appreciation    $      2,007
Gross unrealized depreciation     (31,081,360)
                                 ------------
Net unrealized depreciation      $(31,079,353)
                                 ============


                 11 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio
Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009